Shareholders' equity - Reconciliation of net profit and shareholders' equity of parent company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Separate to consolidated reconciliation
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Net profit	€ (2,800)	€ (134)
- difference between purchase cost and underlying carrying amounts of net equity, Net profit	(6)
- adjustments to comply with Group accounting policies, Net profit	(348)	862
- elimination of unrealized intercompany profits, Net profit	(74)	177
- deferred taxation, Net profit	405	59
Profit (loss)	155	4,137	€ 3,377
Non-controlling interest, Net profit	(7)	(11)	(3)
Profit (loss), attributable to owners of parent	148	4,126	3,374
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company, Shareholders' equity	5,211	7,183
- difference between purchase cost and underlying carrying amounts of net equity, Shareholders' equity	202	153
- adjustments to comply with Group accounting policies, Shareholders' equity	1,424	2,000
- elimination of unrealized intercompany profits, Shareholders' equity	(593)	(519)
- deferred taxation, Shareholders' equity	20	(359)
Equity	47,900	51,073	€ 48,079	€ 53,086
Non-controlling interest	(61)	(57)
As recorded in Consolidated Financial Statements, Shareholders' equity	47,839	51,016
Eni SpA's Financial Statements
Separate to consolidated reconciliation
Profit (loss)	2,978	3,173
Equity	€ 41,636	€ 42,615